SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment, net
Depreciation expense on property and equipment	¥ 14,256	¥ 13,483	$ 10,439
Electronic Equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years